Document Information	12 Months Ended
Dec. 31, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001039684
Registrant Name	ONEOK INC /NEW/
Period End Date	Dec. 31, 2023
Reporting Currency	USD